Exhibit 1

JPMDB Commercial Mortgage Securities Trust 2020-COR7

Commercial Mortgage Pass-Through Certificates, Series 2020-COR7

Report To:

J.P. Morgan Chase Commercial Mortgage Securities Corp.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

LoanCore Capital Markets LLC

German American Capital Corporation

Deutsche Bank Securities Inc.

Goldman Sachs Mortgage Company

Goldman Sachs & Co. LLC

Goldman Sachs Bank USA

Drexel Hamilton, LLC

Jefferies LLC

11 June 2020

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp. JPMorgan Chase Bank, National Association J.P. Morgan Securities LLC 383 Madison Avenue New York, New York 10179	Goldman Sachs Mortgage Company Goldman Sachs & Co. LLC Goldman Sachs Bank USA 200 West Street New York, New York 10282

LoanCore Capital Markets LLC 55 Railroad Avenue, Suite 100 Greenwich, Connecticut 06830	Drexel Hamilton, LLC 77 Water Street New York, New York 10005

German American Capital Corporation Deutsche Bank Securities Inc. 60 Wall Street, 10th Floor New York, New York 10005	Jefferies LLC 520 Madison Avenue New York, New York 10022

Re:	JPMDB Commercial Mortgage Securities Trust 2020-COR7 (the “Issuing Entity”) Commercial Mortgage Pass-Through Certificates, Series 2020-COR7 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist the Specified Parties in evaluating certain information with respect to the Mortgage Loans (as defined herein) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”) or the Mortgage Loan Sellers (as defined herein), on behalf of the Depositor, provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Mortgage Loans which contain various source documents (the “Source Documents”) relating to the Mortgage Loans and the mortgaged properties that secure the Mortgage Loans,
c.	Certain calculation methodologies (the “Multiple Property Loan Calculation Methodologies”), which are shown on Exhibit 1 to Attachment A, for those Mortgage Loans (the “Multiple Property Loans”) that are secured by multiple mortgaged properties (the “Underlying Properties”) relating to the allocation of certain Multiple Property Loan characteristics to the respective Underlying Properties,
d.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to compare to information contained in the Source Documents,
e.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate using information on the Data Files,
f.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform no procedures,
g.	An electronic copy of the EDGAR ABS XML technical specification (Version 1.8) document dated March 2019 that was published by the Securities and Exchange Commission (the “EDGAR ABS XML Technical Specification Document”) that the Depositor indicated contains information relating to the valid structure and content of the ABS Extensible Markup Language (XML) Asset Data File Types (as defined in the EDGAR ABS XML Technical Specification Document),
h.	A draft of the preliminary prospectus for the Issuing Entity’s securitization transaction (the “Draft Preliminary Prospectus”) and
i.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Multiple Property Loan Calculation Methodologies, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, EDGAR ABS XML Technical Specification Document, Draft Preliminary Prospectus and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Multiple Property Loan Calculation Methodologies, Provided Characteristics, EDGAR ABS XML Technical Specification Document, Draft Preliminary Prospectus or any other information provided to us by the Depositor or Mortgage Loan Sellers, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor or Mortgage Loan Sellers, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originator(s) of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the information and use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

11 June 2020

Attachment A Page 1 of 14

Background

For the purpose of the procedures described in this report, the Depositor indicated that the assets of the Issuing Entity will primarily consist of a pool of 37 fixed rate commercial mortgage loans (the “Mortgage Loans”) secured by first mortgage liens on various types of commercial properties.

Procedures performed and our associated findings

1.	JPMorgan Chase Bank, National Association (“JP Morgan”), LoanCore Capital Markets LLC (“LoanCore”), German American Capital Corporation (“GACC”) and Goldman Sachs Mortgage Company (“Goldman,” together with JP Morgan, LoanCore and GACC, the “Mortgage Loan Sellers”), on behalf of the Depositor, each provided us with:
a.	An electronic data file (each, a “Mortgage Loan Seller Data File”) that the respective Mortgage Loan Seller, on behalf of the Depositor, indicated contains information relating to each mortgage loan as of the related due date of such mortgage loan in June 2020, or with respect to any mortgage loan that has its first due date after June 2020, if any, the date that would otherwise have been the related due date in June 2020 (collectively, the “Cut-off Date”),
b.	Record layout and decode information related to the information on each respective Mortgage Loan Seller Data File and
c.	Decode and mapping information relating to certain information described in the EDGAR ABS XML Technical Specification Document and the corresponding information on each respective Mortgage Loan Seller Data File.

2.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to combine the information on each respective Mortgage Loan Seller Data File. The resulting data file, as so combined, is hereinafter referred to as the “Combined Data File.” The Mortgage Loan Sellers, on behalf of the Depositor, indicated that the mortgage loans on the Combined Data File are the Mortgage Loans.

For any Mortgage Loan that has more than one Mortgage Loan Seller listed in the “Seller” characteristic, as shown on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to perform the procedures described in this report for the Mortgage Loan Seller listed first, and to perform no procedures for any other Mortgage Loan Seller(s) listed in the “Seller” characteristic, as shown on the Combined Data File.

3.	For each Mortgage Loan on the Combined Data File, we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Combined Data File, to the corresponding information in the Source Document(s) indicated on Exhibit 2 to Attachment A that were provided by the respective Mortgage Loan Seller, on behalf of the Depositor, subject only to the instructions, assumptions and methodologies described in the notes to Exhibit 2 to Attachment A and the next paragraph(s) of this Item.

Attachment A Page 2 of 14

3. (continued)

The Source Document(s) that we were instructed by the Mortgage Loan Sellers, on behalf of the Depositor, to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to note agreement if the value on the Combined Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

Additionally, for any Mortgage Loan(s) listed in the table below, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, provided us with the related draft Source Document(s) listed in the “Draft Source Document(s)” column of the table below.

Mortgage Loan	Draft Source Document(s)
N/A	N/A

For the purpose of the procedures described in this report, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to treat any “Draft Source Document(s)” listed in the table above as fully executed Source Document(s).

4.	As instructed by the Mortgage Loan Sellers, on behalf of the Depositor, we adjusted the information on the Combined Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Mortgage Loan Sellers. The Combined Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

5.	Subsequent to the performance of the procedures described in Items 2. through 4. above, JP Morgan, on behalf of the Depositor, provided us with an electronic data file (the “Final Data File,” which together with the Mortgage Loan Seller Data Files comprise the Data Files) that JP Morgan, on behalf of the Depositor, indicated contains information relating to the Mortgage Loans as of the Cut-off Date.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

Attachment A Page 3 of 14

6.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of each Mortgage Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the “Principal / Carveout Guarantor,” as shown on the Final Data File, we identified any Mortgage Loans that had at least one common “Principal / Carveout Guarantor” (each, a “Related Borrower”). We compared the Related Borrower information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	First Payment Date and
b.	Maturity Date,

as shown on the Final Data File, we recalculated the “Term” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	First Payment Date and
b.	Partial IO Loan First P&I Payment,

as shown on the Final Data File, we recalculated the “I/O Period” and “Partial IO Last IO Payment” of each Mortgage Loan (except for any Interest Only Loan (as defined herein) or any Mortgage Loan which has “Balloon,” “ARD-Balloon” or “Fully Amortizing” for the “Amortization Type” characteristic, as shown on the Final Data File (each, an “Amortizing Loan”), which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Term,” as shown on the Final Data File, for the “I/O Period” characteristic and “NAP” for the “Partial IO Last IO Payment” characteristic.

For any Amortizing Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “0” for the “I/O Period” characteristic and “NAP” for the “Partial IO Last IO Payment” characteristic.

10.	Using the:
a.	Original Balance ($),
b.	Interest Rate % and
c.	Monthly Debt Service ($),

as shown on the Final Data File, and assuming each Mortgage Loan has a fixed level monthly payment, we recalculated the “Amort. Term” of each Mortgage Loan (except for any Interest Only Loan and the Hampton Roads Office Portfolio Mortgage Loan (as defined herein), which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 14

10. (continued)

For any Interest Only Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “0” for the “Amort. Term” characteristic.

For the Hampton Roads Office Portfolio Mortgage Loan, for which the related borrower is required to make monthly principal and interest payments pursuant to the Hampton Roads Office Portfolio Amortization Schedule (as defined herein), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “360” for the “Amort. Term” characteristic.

11.	Using the:
a.	Original Balance ($),
b.	Accrual Type,
c.	I/O Period,
d.	Partial IO Last IO Payment,
e.	First Payment Date,
f.	Maturity Date,
g.	Interest Rate % and
h.	Monthly Debt Service ($),

as shown on the Final Data File, information in the applicable Source Document(s) and the Multiple Property Loan Calculation Methodologies for the Underlying Properties associated with each Multiple Property Loan, as applicable, we recalculated the principal balance of each Mortgage Loan (except for the Hampton Roads Office Portfolio Mortgage Loan, which is described in the succeeding paragraph(s) of this Item) and Underlying Property as of:

i.	The Cut-off Date (the “Current Balance ($)”),
ii.	The related due date of each Mortgage Loan in the month preceding the Cut-off Date, or with respect to any Mortgage Loan that has its first due date after the month preceding the Cut-off Date, the date that would otherwise have been the related due date in the month preceding the Cut-off Date (the “Report Period Beginning Schedule Loan Balance Amount”) and
iii.	The “Maturity Date” of the Mortgage Loan (the “Maturity/ARD Balance ($)”),

assuming all scheduled payments of principal and/or interest on the Mortgage Loans are made and there are no prepayments or other unscheduled collections.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:

a.	Ignore differences of +/- $1 or less and
b.	Recalculate the “Maturity/ARD Balance ($)” as the aggregate principal balance that is scheduled to be paid on the “Maturity Date” of the Mortgage Loan, excluding any principal component of the related “Monthly Debt Service ($),” as shown on the Final Data File, on the “Maturity Date.”

Attachment A Page 5 of 14

11. (continued)

For the Hampton Roads Office Portfolio Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Current Balance ($),” “Report Period Beginning Schedule Loan Balance Amount” and “Maturity/ARD Balance ($)” characteristics using the Hampton Roads Office Portfolio Amortization Schedule and the:

a.	Original Balance ($),
b.	First Payment Date and
c.	Maturity Date,

as shown on the Final Data File, assuming all scheduled payments of principal and/or interest on the Hampton Roads Office Portfolio Mortgage Loan are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

For any Mortgage Loan that has its “First Payment Date” in the month following the Cut-off Date, as shown on the Final Data File (each, a “Future First Payment Date Mortgage Loan”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Original Balance ($),” as shown on the Final Data File, for the “Report Period Beginning Schedule Loan Balance Amount” characteristic.

12.	Using the:
a.	Accrual Type,
b.	I/O Period,
c.	Partial IO Last IO Payment,
d.	First Payment Date,
e.	Interest Rate %,
f.	Monthly Debt Service ($) and
g.	Report Period Beginning Schedule Loan Balance Amount,

as shown on the Final Data File, and information in the applicable Source Document(s), we recalculated the portion of the “Monthly Debt Service ($)” for the month in which the Cut-off Date occurs for each Mortgage Loan (except for the Hampton Roads Office Portfolio Mortgage Loan and any Future First Payment Date Mortgage Loan, which are described in the succeeding paragraph(s) of this Item) that is interest (the “Scheduled Interest Amount”) and that is principal (the “Scheduled Principal Amount”). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Hampton Roads Office Portfolio Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Scheduled Interest Amount” and “Scheduled Principal Amount” characteristics using the information on the Hamptons Roads Office Portfolio Amortization Schedule and the “Original Balance ($),” as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 14

12. (continued)

For any Future First Payment Date Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “$0.00” for the “Scheduled Interest Amount” and “Scheduled Principal Amount” characteristics.

Using the:

a.	Scheduled Interest Amount and
b.	Scheduled Principal Amount,

as shown on the Final Data File, we recalculated the:

i.	Total Scheduled Principal Interest Due Amount and
ii.	Periodic Principal and Interest Payment Securitization Amount

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

13.	For any Mortgage Loan on the Final Data File with the “Addit Debt Exist (Y/N)” characteristic as “Yes” (each, a “Mortgage Loan with Additional Debt”) (except for the Hampton Roads Office Portfolio Mortgage Loan, which is described in the succeeding paragraph(s) of this Item), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the aggregate principal balance of the additional subordinate debt related to such Mortgage Loan as of the Cut-off Date (the “Additional Debt Cut-off Date Balance”) and as of the maturity date or anticipated repayment date of the additional debt related to such Mortgage Loan (the “Total Additional Debt Maturity Balance”) using information in the applicable Secondary Financing Documents (as defined herein), information in the applicable Data Source(s) (as defined herein), the additional instructions for the Mortgage Loan identified on the Final Data File as “Peace Coliseum” (the “Peace Coliseum Mortgage Loan”) that are described in the succeeding paragraph(s) of this Item and/or any applicable information contained in Table A2 to Exhibit 2 to Attachment A, as applicable, assuming all scheduled payments of principal and/or interest on the additional subordinate debt are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Hampton Roads Office Portfolio Mortgage Loan, which has the “Addit Debt Exist (Y/N)” characteristic as “Yes” and the “Additional Debt Type(s)” characteristic as “Mezzanine Loan,” as shown on the Final Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use information relating to the Hampton Roads Office Portfolio Mezzanine Loan (as defined herein) that is located in the:

a.	Applicable Secondary Financing Documents,
b.	Applicable Data Source(s) and
c.	Hampton Roads Office Portfolio Amortization Schedule

to recalculate the principal balance of the Hampton Roads Office Portfolio Mezzanine Loan as of the Cut-off Date and as of the maturity date of the Hampton Roads Office Portfolio Mezzanine Loan. We compared this recalculated information to the corresponding “Additional Debt Cut-off Date Balance” and “Total Additional Debt Maturity Balance” information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 14

13. (continued)

For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:

a.	Ignore differences of +/- $1 or less,
b.	Recalculate the “Total Additional Debt Maturity Balance” as the aggregate principal balance that is scheduled to be paid on the maturity date or anticipated repayment date of the additional debt, excluding any principal component of the related monthly debt service payment that is described in the applicable Secondary Financing Documents, Data Source(s) and/or Hampton Roads Office Portfolio Amortization Schedule on the maturity date or anticipated repayment date and
c.	Not include any related Companion Loan(s) (as defined herein).

For the Peace Coliseum Mortgage Loan, which has the “Addit Debt Exist (Y/N)” characteristic as “Yes” on the Final Data File and the “Additional Debt Type(s)” characteristic as “Mezzanine Loan” on the Final Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use:

a.	“$12,220,158.70” as the principal balance of related mezzanine loan (the “Peace Coliseum Mezzanine Loan”) as of the Cut-off Date and
b.	“$0.00” as the principal balance of the Peace Coliseum Mezzanine Loan as of the maturity date of the Peace Coliseum Mezzanine Loan for the portions of the aggregate “Additional Debt Cut-off Date Balance” and “Total Additional Debt Maturity Balance” characteristics, respectively, corresponding to the Peace Coliseum Mezzanine Loan.

For any Mortgage Loan that has the “Addit Debt Exist (Y/N)” characteristic as “No,” as shown on the Final Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Additional Debt Cut-off Date Balance” and “Total Additional Debt Maturity Balance” characteristics.

Attachment A Page 8 of 14

14.	Using the:
a.	Pari Passu Piece - In Trust and
b.	Total Non Trust Pari Passu Debt,

as shown on the Final Data File, we recalculated the “Total Original Balance Pari Passu Debt” of any Pari Passu Mortgage Loan (as defined herein). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Total Original Balance Pari Passu Debt” characteristic.

15.	For any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the information in the applicable Data Source(s) and the applicable information contained in Table A2 in Exhibit 2 to Attachment A (and in the case of the Hampton Roads Office Portfolio Mortgage Loan, the Hampton Roads Office Portfolio Amortization Schedule) to recalculate the aggregate principal balance of the Pari Passu Mortgage Loan and the related Companion Loan(s) as of the Cut-off Date (the “Total Cut-off Date Pari Passu Debt”) and as of the maturity date or anticipated repayment date of the Pari Passu Mortgage Loan (the “Total Maturity Balance Pari Passu Debt”), assuming all scheduled payments of principal and/or interest are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:
a.	Ignore differences of +/- $1 or less,
b.	Recalculate the “Total Maturity Balance Pari Passu Debt” as the aggregate principal balance that is scheduled to be paid on the maturity date or anticipated repayment date of the Pari Passu Mortgage Loan, excluding any principal component of the related monthly debt service payment that is described in the applicable Data Source(s) and/or Hampton Roads Office Portfolio Amortization Schedule on the maturity date or anticipated repayment date and
c.	Not include any Subordinate Companion Loan(s) (as defined herein) with respect to any Pari Passu Mortgage Loan with Subordinate Secured Debt (as defined herein).

For any Mortgage Loan that is not a Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Total Cut-off Date Pari Passu Debt” and “Total Maturity Balance Pari Passu Debt” characteristics.

Attachment A Page 9 of 14

16.	Using the:
a.	Total Cut-off Date Pari Passu Debt and
b.	Current Balance ($),

as shown on the Final Data File, we recalculated the “Pari Passu Piece Non Trust Cut-off Balance” of any Pari Passu Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:

i.	Recalculate the “Pari Passu Piece Non Trust Cut-off Balance” by subtracting the “Current Balance ($)” from the “Total Cut-off Date Pari Passu Debt” and
ii.	Ignore differences of +/- $1 or less.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Pari Passu Piece Non Trust Cut-off Balance” characteristic.

17.	Using the:
a.	Current Balance ($),
b.	Maturity/ARD Balance ($),
c.	Additional Debt Cut-off Date Balance,
d.	Total Additional Debt Maturity Balance,
e.	Total Cut-off Date Pari Passu Debt and
f.	Total Maturity Balance Pari Passu Debt,

as shown on the Final Data File, as applicable, we recalculated the:

i.	Total Debt Cut-off Balance and
ii.	Total Debt Maturity Balance (Pari + B-Note + Mezz)

of any Pari Passu Mortgage Loan or Mortgage Loan with Additional Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan or Mortgage Loan with Additional Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Total Debt Cut-off Balance” and “Total Debt Maturity Balance (Pari + B-Note + Mezz)” characteristics.

Attachment A Page 10 of 14

18.	Using the:
a.	Seasoning,
b.	Amort. Term,
c.	Term,
d.	I/O Period and
e.	JEMS Lockout Output,

as shown on the Final Data File, we recalculated the:

i.	Rem. Amort. (except for any Interest Only Loan, which are described in the succeeding paragraph(s) of this Item),
ii.	Rem. Term and
iii.	Lockout Remaining (except for any Mortgage Loan with No Lockout Period (as defined herein), which are described in the succeeding paragraph(s) of this Item)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “0” for the “Rem. Amort.” characteristic.

For any Mortgage Loan with No Lockout Period, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Lockout Remaining” characteristic.

19.	Using the:
a.	Master Servicing Fee Rate,
b.	Primary Servicing Fee Rate and
c.	Subservicer Fee,

as shown on the Final Data File, we recalculated the “Servicer Fee” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

20.	Using the:
a.	Servicer Fee,
b.	Trustee & Paying Agent Fee,
c.	Operating Advisor Fee,
d.	ARR Fee and
e.	CREFC Fee,

as shown on the Final Data File, we recalculated the “Admin. Fee %” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 11 of 14

21.	Using the:
a.	Interest Rate % and
b.	Admin. Fee %,

as shown on the Final Data File, we recalculated the “Net Mortgage Rate %” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

22.	Using:
a.	Information on the Final Data File,
b.	The applicable assumptions and calculation methodologies described in the Draft Preliminary Prospectus and
c.	The applicable assumptions and calculation methodologies provided by the Mortgage Loan Sellers, on behalf of the Depositor, which are described in the succeeding paragraph(s) of this Item,

we recalculated the:

i.	UW NOI DSCR,
ii.	UW NCF DSCR,
iii.	Current LTV %,
iv.	Maturity LTV %,
v.	UW NOI Debt Yield %,
vi.	UW NCF Debt Yield %,
vii.	% of Initial Pool Balance,
viii.	Annual Debt Service ($),
ix.	Original Balance per Unit ($),
x.	Current Balance per Unit ($) and
xi.	Maturity Balance per Unit

of each Mortgage Loan and, with respect to item vii. above, of each Underlying Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Mortgage Loans on the Final Data File for which the “Crossed Loan” characteristic is not “No,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the characteristics listed in i. through vi. and ix. through xi. above on an aggregate basis for those Mortgage Loans in the same cross-collateralized loan group.

Attachment A Page 12 of 14

22. (continued)

For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to round the characteristics listed in i. through ii. above to two decimal places and the characteristics listed in iii. through vi. above to the nearest 1/10th of one percent.

For the Underlying Properties associated with any Multiple Property Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the:

a.	UW NOI DSCR,
b.	UW NCF DSCR,
c.	Current LTV %,
d.	Maturity LTV %,
e.	UW NOI Debt Yield %,
f.	UW NCF Debt Yield %,
g.	Original Balance per Unit ($),
h.	Current Balance per Unit ($) and
i.	Maturity Balance per Unit

for the applicable Multiple Property Loan as the value for each of the characteristics listed in a. through i. above for each Underlying Property associated with such Multiple Property Loan.

For any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Total Pari Passu Annual Debt Service,” as shown on the Final Data File, to recalculate the “UW NOI DSCR” and “UW NCF DSCR” characteristics.

For any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Total Cut-off Date Pari Passu Debt,” as shown on the Final Data File, to recalculate the:

a.	Current LTV %,
b.	UW NOI Debt Yield %,
c.	UW NCF Debt Yield % and
d.	Current Balance per Unit ($)

characteristics.

For any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Total Maturity Balance Pari Passu Debt,” as shown on the Final Data File, to recalculate the “Maturity LTV %” and “Maturity Balance per Unit” characteristics.

For any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Total Original Balance Pari Passu Debt,” as shown on the Final Data File, to recalculate the “Original Balance per Unit ($)” characteristic.

Attachment A Page 13 of 14

23.	Using the:
a.	Annual Debt Service ($),
b.	Total Pari Passu Annual Debt Service and
c.	Additional Debt Annual Debt Service,

as shown on the Final Data File, we recalculated the “Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service” of any Pari Passu Mortgage Loan or Mortgage Loan with Additional Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan or Mortgage Loan with Additional Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service” characteristic.

24.	Using:
a.	Information on the Final Data File,
b.	Information in the Data Source(s), Secondary Financing Documents and/or Hampton Roads Office Portfolio Amortization Schedule, as applicable, and
c.	The applicable assumptions and calculation methodologies described in the Draft Preliminary Prospectus,

we recalculated the:

i.	Total Debt NOI DSCR,
ii.	Total Debt NCF DSCR,
iii.	Total Debt CUT_OFF_LTV,
iv.	Total Debt MAT_LTV,
v.	Total Debt Debt NOI DY,
vi.	Total Debt Debt NCF DY and
vii.	Total Debt Per Unit

of any Pari Passu Mortgage Loan or Mortgage Loan with Additional Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Mortgage Loan on the Final Data File for which the “Crossed Loan” characteristic is not “No,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the characteristics listed in i. through vii. above on an aggregate basis for those Mortgage Loans in the same cross-collateralized loan group.

For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to round the characteristics listed in i. through ii. above to two decimal places and the characteristics listed in iii. through vi. above to the nearest 1/10th of one percent.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan or Mortgage Loan with Additional Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” as the value for each of the characteristics listed in i. through vii. above.

Attachment A Page 14 of 14

24. (continued)

For the Underlying Properties associated with any Multiple Property Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the:

a.	Total Debt NOI DSCR,
b.	Total Debt NCF DSCR,
c.	Total Debt CUT_OFF_LTV,
d.	Total Debt MAT_LTV,
e.	Total Debt Debt NOI DY,
f.	Total Debt Debt NCF DY and
g.	Total Debt per Unit

for the applicable Multiple Property Loan as the value for each of the characteristics listed in a. through g. above for each Underlying Property associated with such Multiple Property Loan.

Exhibit 1 to Attachment A Page 1 of 2

Multiple Property Loan Calculation Methodologies

Multiple Property Loan	Characteristic	Methodology Provided by the Mortgage Loan Sellers

• 12555 & 12655 Jefferson • Hampton Roads Office Portfolio • Los Angeles Leased Fee Portfolio • Moffett Towers Buildings A, B & C • PCI Pharma Portfolio • Midland Atlantic Portfolio	Original Balance ($), Current Balance ($) and Maturity/ARD Balance ($)	The “Original Balance ($),” “Current Balance ($)” and “Maturity/ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the Underlying Property original principal balance allocations for the respective Whole Loan (as defined herein) that are stated in the applicable Data Source (as defined herein)

• LA County Office Portfolio • GIP REIT Portfolio • KB Fresenius & DaVita Southeast Portfolio	Original Balance ($)

The “Original Balance ($)” of the Multiple Property Loan is allocated to the respective Underlying Properties using the “Original Balance ($)” allocations for the Underlying Properties that are stated in the applicable Source Document

	Current Balance ($) and Maturity/ARD Balance ($)	The “Current Balance ($)” and “Maturity/ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Original Balance ($)” allocations for the Underlying Properties that are stated in the applicable Source Document

Exhibit 1 to Attachment A Page 2 of 2

Multiple Property Loan	Characteristic	Methodology Provided by the Mortgage Loan Sellers

• BX Industrial Portfolio	Original Balance ($), Current Balance ($) and Maturity/ARD Balance ($)	The “Original Balance ($),” “Current Balance ($)” and “Maturity/ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the Underlying Property original principal balance allocations for the respective Whole Loan (as defined herein) that are stated in the applicable Data Source (as defined herein) (except for the Underlying Properties identified on the Data Files as “Production Distribution Center 1B,” “Bridgewater Center 2,” “Laraway Land 1” and “Laraway Land 2,” for which the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “0” for the “Original Balance ($),” “Current Balance ($)” and “Maturity/ARD Balance ($)” characteristics, as the associated amounts are included in the amounts related to certain other Underlying Properties, as described in the applicable Data Source)

• N/A	Original Balance ($), Current Balance ($) and Maturity/ARD Balance ($)	The “Original Balance ($),” “Current Balance ($)” and “Maturity/ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Appraised Value ($)” for each respective Underlying Property that is stated in the applicable Source Document

Note:	Certain capitalized terms in the “Characteristic” and “Methodology Provided by the Mortgage Loan Sellers” columns that have not previously been defined are defined in Attachment A or Exhibit 2 to Attachment A.

Exhibit 2 to Attachment A Page 1 of 28

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Note 2)	Appraisal Report, Engineering Report, Phase I Environmental Report or Lease Agreement
City (see Note 2)	Appraisal Report, Engineering Report or Phase I Environmental Report
County	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
State (see Note 2)	Appraisal Report, Engineering Report or Phase I Environmental Report
Zip Code	USPS Internet Site, Appraisal Report, Engineering Report or Phase I Environmental Report
Property Type (see Notes 1 and 3)	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Property Type Code (see Notes 3 and 4)	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Property Subtype (see Note 1)	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Unit of Measure	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Year Built (see Notes 37 and 38)	Appraisal Report, Engineering Report or Phase I Environmental Report
Year Renovated	Appraisal Report, Engineering Report or Phase I Environmental Report
Units	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report
Net Rentable Square Feet Number (see Note 5)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Net Rentable Square Feet Securitization Number (see Note 5)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Units Beds Rooms Number (see Note 5)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report
Units Beds Rooms Securitization Number (see Note 5)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 2 of 28

Property Information: (continued)

Characteristic	Source Document(s)

Occupancy % (see Note 38)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Underwriter’s Summary Report
Occupancy Date (see Notes 6, 37 and 38)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Underwriter’s Summary Report
Master Lease (Y/N) (see Note 1)	Loan Agreement or Master Lease Agreement
Master Lease Details (see Note 1)	Master Lease Agreement

Third Party Information:

Characteristic	Source Document(s)

Appraised Value ($) (see Note 7)	Appraisal Report or Portfolio Appraisal Report
Appraisal Date (see Note 7)	Appraisal Report or Portfolio Appraisal Report
Appraised CapRate (%) (see Notes 7 and 38)	Appraisal Report or Portfolio Appraisal Report
Valuation Source Securitization Code (see Note 4)	Appraisal Report, Portfolio Appraisal Report or Appraisal Affirmation
Engineering Report Date	Engineering Report
Environmental Report Date	Phase I Environmental Report
Environmental Report Type	Phase I Environmental Report
Phase II Recommended	Phase I Environmental Report
Phase II Performed (see Note 8)	Phase II Environmental Report
Seismic Date (see Note 9)	Seismic Report
Seismic Zone (see Note 9)	Seismic Report or Engineering Report
PML % (see Note 9)	Seismic Report
In Flood Zone (see Note 10)	Insurance Review, Engineering Report or http://www.floodmaps.com/zones.htm
Earthquake Insurance (see Note 11)	Certificate of Property Insurance or Insurance Review
Environmental Insurance (see Note 12)	Certificate of Environmental Insurance
Single Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Franchise Expiration Date	Franchise Agreement, Franchise Agreement Abstract, Franchise Comfort Letter, Management Agreement or Appraisal Report

Exhibit 2 to Attachment A Page 3 of 28

Major Tenant Information: (see Note 13)

Characteristic	Source Document(s)

Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Lease Assumption Agreement
Largest Tenant Unit Size	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Lease Assumption Agreement
Largest Tenant Lease Expiration (see Note 14)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Lease Assumption Agreement
2nd Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant Unit Size	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant Lease Expiration (see Note 14)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant Unit Size	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant Lease Expiration (see Note 14)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant Unit Size	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant Lease Expiration (see Notes 1 and 14)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant Unit Size	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant Lease Expiration (see Note 14)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel

Exhibit 2 to Attachment A Page 4 of 28

Underwriting Information: (see Note 15)

Characteristic	Source Document(s)

UW Revenues ($)	Underwriter’s Summary Report
UW Total Expenses ($) (see Note 16)	Underwriter’s Summary Report
UW NOI ($) (see Note 16)	Underwriter’s Summary Report
UW Capital Items ($)	Underwriter’s Summary Report
UW NCF ($)	Underwriter’s Summary Report
UW Economic Occupancy %	Underwriter’s Summary Report
Most Recent Revenues ($)	Underwriter’s Summary Report
Most Recent Total Expenses ($) (see Note 16)	Underwriter’s Summary Report
Most Recent NOI ($) (see Note 16)	Underwriter’s Summary Report
Most Recent Net Cash Flow Amount	Underwriter’s Summary Report
As of	Underwriter’s Summary Report
Most Recent Financials Start Date	Underwriter’s Summary Report
2017 Revenues ($)	Underwriter’s Summary Report
2017 Total Expenses ($) (see Note 16)	Underwriter’s Summary Report
2017 NOI ($) (see Note 16)	Underwriter’s Summary Report
2018 Revenues ($)	Underwriter’s Summary Report
2018 Total Expenses ($) (see Note 16)	Underwriter’s Summary Report
2018 NOI ($) (see Note 16)	Underwriter’s Summary Report
2019 Revenues ($)	Underwriter’s Summary Report
2019 Total Expenses ($) (see Note 16)	Underwriter’s Summary Report
2019 NOI ($) (see Note 16)	Underwriter’s Summary Report
Most Recent Occupancy (see Notes 1, 17 and 38)	Underwriter’s Summary Report, Property Occupancy History Report or Borrower Rent Roll
Most Recent Occupancy Date (see Notes 1, 17 and 38)	Underwriter’s Summary Report, Property Occupancy History Report or Borrower Rent Roll
Second Most Recent Occupancy (see Notes 1, 17 and 38)	Underwriter’s Summary Report, Property Occupancy History Report or Borrower Rent Roll
Second Most Recent Occupancy Date (see Notes 1, 17 and 38)	Underwriter’s Summary Report, Property Occupancy History Report or Borrower Rent Roll
Third Most Recent Occupancy (see Notes 1, 17 and 38)	Underwriter’s Summary Report, Property Occupancy History Report or Borrower Rent Roll
Third Most Recent Occupancy Date (see Notes 1, 17 and 38)	Underwriter’s Summary Report, Property Occupancy History Report or Borrower Rent Roll

Exhibit 2 to Attachment A Page 5 of 28

Hotel Operating Information: (see Note 18)

Characteristic	Source Document(s)

2017 Occupancy %	Underwriter’s Summary Report
2017 ADR ($)	Underwriter’s Summary Report
2017 RevPAR ($)	Underwriter’s Summary Report
2018 Occupancy %	Underwriter’s Summary Report
2018 ADR ($)	Underwriter’s Summary Report
2018 RevPAR ($)	Underwriter’s Summary Report
2019 Occupancy %	Underwriter’s Summary Report
2019 ADR ($)	Underwriter’s Summary Report
2019 RevPAR ($)	Underwriter’s Summary Report
Most Recent Occupancy %	Underwriter’s Summary Report
Most Recent ADR ($)	Underwriter’s Summary Report
Most Recent RevPAR ($)	Underwriter’s Summary Report
UW Occupancy %	Underwriter’s Summary Report
UW ADR ($)	Underwriter’s Summary Report
UW RevPAR ($)	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Monthly Capex Reserve ($) (see Note 19)	Closing Statement, Loan Agreement or Loan Modification Agreement
Monthly TI/LC Reserve ($) (see Note 19)	Closing Statement, Loan Agreement or Loan Modification Agreement
Monthly Envir. Reserve ($) (see Note 19)	Closing Statement, Loan Agreement or Loan Modification Agreement
Monthly RE Tax Reserve ($) (see Note 19)	Servicing Tape, Closing Statement, Loan Agreement or Loan Modification Agreement
Monthly Ins. Reserve ($) (see Note 19)	Servicing Tape, Closing Statement, Loan Agreement or Loan Modification Agreement
Monthly Other Reserve ($) (see Note 19)	Closing Statement, Loan Agreement, Loan Modification Agreement or Servicing Tape
Monthly Debt Service Reserve (see Note 19)	Closing Statement, Loan Agreement or Loan Modification Agreement
Other Monthly Description	Closing Statement, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 6 of 28

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

CapEx Reserve Cap ($) (see Note 20)	Loan Agreement or Loan Modification Agreement
TI/LC Reserve Cap ($) (see Note 20)	Loan Agreement or Loan Modification Agreement
Envir. Reserve Cap ($) (see Note 20)	Loan Agreement or Loan Modification Agreement
RE Tax Reserve Cap ($) (see Note 20)	Loan Agreement or Loan Modification Agreement
Insur. Reserve Cap ($) (see Note 20)	Loan Agreement or Loan Modification Agreement
Debt Service Reserve Cap ($) (see Note 20)	Loan Agreement or Loan Modification Agreement
Other Reserve Cap ($) (see Note 20)	Loan Agreement or Loan Modification Agreement
Upfront TI/LC Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Capex Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Engin. Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Envir. Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront RE Tax Reserve ($)	Servicing Tape, Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Ins. Reserve ($)	Servicing Tape, Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Debt Service Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Other Reserve ($)	Servicing Tape, Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Other Description	Closing Statement, Loan Agreement or Loan Modification Agreement
RE Tax Escrow Cash or LOC (see Note 21)	Closing Statement, Loan Agreement or Loan Modification Agreement
Insurance Escrow Cash or LOC (see Note 21)	Closing Statement, Loan Agreement or Loan Modification Agreement
Capex Escrow Cash or LOC (see Note 21)	Closing Statement, Loan Agreement or Loan Modification Agreement
TI/LC Reserve Cash or LOC (see Note 21)	Closing Statement, Loan Agreement or Loan Modification Agreement
Envir. Escrow Cash or LOC (see Note 21)	Closing Statement, Loan Agreement or Loan Modification Agreement
Debt Service Reserve Cash or LOC (see Note 21)	Closing Statement, Loan Agreement or Loan Modification Agreement
Other Reserve Cash or LOC (see Note 21)	Closing Statement, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 7 of 28

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Holdback	Closing Statement, Loan Agreement or Loan Modification Agreement
Holdback Amt	Closing Statement, Loan Agreement or Loan Modification Agreement
Holdback Desc.	Closing Statement, Loan Agreement or Loan Modification Agreement

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower Name	Promissory Note, Loan Agreement or Loan Modification Agreement
Principal / Carveout Guarantor	Guaranty Agreement, Loan Agreement or Loan Modification Agreement
Original Balance ($) (see Notes 1 and 22)

For all Mortgage Loans:

• Promissory Note, Loan Agreement, Loan Modification Agreement, Amended Promissory Note(s) or Pro Forma Title Policy

For Underlying Properties associated with Multiple Property Loans:

• Multiple Property Loan Calculation Methodologies described on Exhibit 1 to Attachment A

Loan Structure Code (see Note 4)	Promissory Note, Loan Agreement or Loan Modification Agreement
Interest Rate %	Promissory Note, Loan Agreement or Loan Modification Agreement
Report Period Interest Rate Percentage	Promissory Note, Loan Agreement or Loan Modification Agreement
Original Interest Rate Type Code (see Note 4)	Promissory Note, Loan Agreement or Loan Modification Agreement
Monthly Debt Service ($) (see Notes 22, 23 and 24)	Promissory Note, Loan Agreement or Loan Modification Agreement
Total Pari Passu Annual Debt Service (see Note 22)	Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 8 of 28

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

First Payment Date (see Note 25)	Promissory Note, Loan Agreement or Loan Modification Agreement
Amortization Type	Promissory Note, Loan Agreement or Loan Modification Agreement
Payment Type Code (see Note 4)	Promissory Note, Loan Agreement or Loan Modification Agreement
Payment Frequency Code (see Note 4)	Promissory Note, Loan Agreement or Loan Modification Agreement
Accrual Type	Promissory Note, Loan Agreement or Loan Modification Agreement
Interest Accrual Method Code (see Note 4)	Promissory Note, Loan Agreement or Loan Modification Agreement
Interest Only Indicator (see Note 26)	Promissory Note, Loan Agreement or Loan Modification Agreement
ARD Loan	Promissory Note, Loan Agreement or Loan Modification Agreement
ARD Step Up (%)	Promissory Note, Loan Agreement or Loan Modification Agreement
Partial IO Loan First P&I Payment	Promissory Note, Loan Agreement or Loan Modification Agreement
Maturity Date (see Note 27)	Promissory Note, Loan Agreement or Loan Modification Agreement
Hyper Amortizing Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Final Mat Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Payment Due Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Grace Period (Default)	Promissory Note, Loan Agreement or Loan Modification Agreement
Grace Period (Late Payment)	Promissory Note, Loan Agreement or Loan Modification Agreement
Note Date	Promissory Note or Amended Promissory Note
Lockbox (Y/N)	Cash Management Agreement, Loan Agreement or Clearing Account Agreement
Lockbox Trigger	Cash Management Agreement, Loan Agreement or Clearing Account Agreement
Lockbox Type (see Note 28)	Cash Management Agreement, Loan Agreement or Clearing Account Agreement
Lockbox In-place	Cash Management Agreement, Loan Agreement or Clearing Account Agreement
Cash Management (see Note 28)	Cash Management Agreement, Loan Agreement or Clearing Account Agreement

Exhibit 2 to Attachment A Page 9 of 28

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Lockout End Date (see Notes 29 and 30)	Promissory Note, Loan Agreement or Loan Modification Agreement
AL Prepayment Lock Out End Date (see Notes 29 and 30)	Promissory Note, Loan Agreement or Loan Modification Agreement
Defeasance End Date (see Notes 29 and 31)	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maint. End Date (see Notes 29 and 31)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment Premiums End Date (see Notes 29 and 31)	Promissory Note, Loan Agreement or Loan Modification Agreement
Defeasance Option Start Date (see Notes 29 and 32)	Promissory Note, Loan Agreement or Loan Modification Agreement
JEMS Lockout Output (see Note 29)	Promissory Note, Loan Agreement or Loan Modification Agreement
Call Protection Description (see Note 29)	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maint. Allowed (see Note 29)	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maint. Provision (see Notes 29 and 33)	Promissory Note, Loan Agreement or Loan Modification Agreement
Defeasance Summary	Promissory Note, Loan Agreement or Loan Modification Agreement
Defeasance Allowed	Promissory Note, Loan Agreement or Loan Modification Agreement
Remaining Defeasance Payments (see Note 29)	Promissory Note, Loan Agreement or Loan Modification Agreement
Remaining Yield Maintenance Payments (see Note 29)	Promissory Note, Loan Agreement or Loan Modification Agreement
Open Payments (see Note 29)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment Provision (Payments) (see Note 29)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment Premium Indicator (see Notes 29 and 34)	Promissory Note, Loan Agreement or Loan Modification Agreement
Partial Release Permitted (Y/N) (see Note 1)	Promissory Note, Loan Agreement or Loan Modification Agreement
Partial Release Provisions	Promissory Note, Loan Agreement or Loan Modification Agreement
SPE (Y/N)	Loan Agreement
Title Type (see Note 1)	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy, Title Policy Commitment or Mortgage Assumption and Modification Agreement

Exhibit 2 to Attachment A Page 10 of 28

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Lien Position Securitization Code (see Note 4)	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Annual Ground Lease Payment	Ground Lease, Ground Lease Estoppel, Ground Lease Summary, Appraisal Report, Underwriter’s Summary Report, Pro Forma Tile Policy or BX Industrial Portfolio Ground Lease Summary
Ground Lease Escalation Terms	Ground Lease, Ground Lease Estoppel, Ground Lease Summary, Pro Forma Title Policy or BX Industrial Portfolio Ground Lease Summary
Ground Lease Expiration	Ground Lease, Ground Lease Estoppel, Appraisal Report, Underwriters Summary Report, Pro Forma Title Policy or BX Industrial Portfolio Ground Lease Summary
Ground Lease Extension Terms	Ground Lease, Ground Lease Estoppel, Appraisal Report, Underwriters Summary Report, Pro Forma Title Policy or BX Industrial Portfolio Ground Lease Summary
Crossed Loan	Loan Agreement
Letter of Credit	Letter of Credit, Loan Agreement or Loan Modification Agreement
Description of LOC	Letter of Credit, Loan Agreement or Loan Modification Agreement
Counterparty of LOCs	Letter of Credit, Loan Agreement or Loan Modification Agreement
Addit Debt Permitted (Y/N)	Promissory Note, Loan Agreement or Loan Modification Agreement
Addit Debt Exist (Y/N) (see Note 35)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Total Additional Debt (if any) (see Note 35)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Additional Debt Type(s) (see Note 35)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Additional Debt Interest Rate (see Note 35)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Additional Debt Annual Debt Service (see Notes 35 and 36)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents

Exhibit 2 to Attachment A Page 11 of 28

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Tenant-in-Common	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage Assumption and Modification Agreement
Assumption Fee (see Note 1)	Loan Agreement or Loan Modification Agreement
AL Originator	Promissory Note, Loan Agreement or Loan Modification Agreement

Notes:

1.	For each Mortgage Loan and Underlying Property, as applicable, listed in Table A1, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even if the information in the “Provided Value” column did not agree with the corresponding information that was shown in the applicable Source Document(s) or the applicable Source Document(s) were not provided to us.

Table A1:
Mortgage Loan	Underlying Property	Characteristic	Provided Value

Hampton Roads Office Portfolio	1457 Miller Store Road	Property Type	Office
		Property Subtype	Suburban
	500 Independence Parkway	Property Subtype	Suburban
	NAP	Assumption Fee	0.50% for 1st, 1.00% thereafter

PCI Pharma Portfolio	6166 Nancy Ridge Drive	Property Type	Office
		Property Subtype	Suburban Flex
	6146 Nancy Ridge Drive	Property Type	Office
		Property Subtype	Suburban Flex
	NAP	Master Lease (Y/N)	No
		Master Lease Details	NAP

Stuart’s Crossing	NAP	4th Largest Tenant Lease Expiration	06/30/20

Peace Coliseum	NAP	Most Recent Occupancy	100.0%
		Most Recent Occupancy Date	12/31/2019
		Second Most Recent Occupancy	100.0%
		Second Most Recent Occupancy Date	12/31/2018
		Third Most Recent Occupancy	100.0%
		Third Most Recent Occupancy Date	12/31/2017

Maple Grove RV Resort	NAP	Original Balance ($)	$5,700,000
		Partial Release Permitted (Y/N)	No

BX Industrial Portfolio	350A Salem Church Rd	Title Type	Fee
	350B Salem Church Rd	Title Type	Fee
	Diamond Hill 3	Title Type	Fee
	Diamond Hill 2	Title Type	Fee

Exhibit 2 to Attachment A Page 12 of 28

Notes: (continued)

1. (continued)

Table A1:
Mortgage Loan	Underlying Property	Characteristic	Provided Value

BX Industrial Portfolio	Rivers Bend Center 1B	Title Type	Fee
	Rivers Bend Center 2A	Title Type	Fee
	Rivers Bend Center 1C	Title Type	Fee
	Rivers Bend Center 1A	Title Type	Fee
	Rivers Bend Center 2B	Title Type	Fee
	Diamond Hill 1	Title Type	Fee
	Cavalier II	Title Type	Fee
	Diamond Hill 4	Title Type	Fee
	514 Butler Rd	Title Type	Fee
	Rivers Bend Center 1D	Title Type	Fee
	Romeoville Bldg 2	Title Type	Fee
	Romeoville Bldg 1	Title Type	Fee
	7453 Empire - Bldg C	Title Type	Fee
	2270 Woodale	Title Type	Fee
	2290-2298 Woodale	Title Type	Fee
	Bridgewater Center 1	Title Type	Fee
	Bridgewater Center 2	Title Type	Fee
	The Colony Land	Title Type	Fee
	Rivers Bend Center - Land	Title Type	Fee

We performed no procedures to determine the accuracy, completeness or reasonableness of the “Provided Value” information in Table A1 that was provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor.

2.	For the purpose of comparing the indicated characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences that are due to standard postal abbreviations.

3.	For the purpose of comparing the “Property Type” and “Property Type Code” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the property type that accounts for the majority of the mortgaged property’s base rent (except for any mortgaged property described in the succeeding paragraph(s) of this Note), as shown in the applicable Source Document(s).

For the mortgaged properties identified on the Combined Data File as:

a.	530 Broadway,
b.	711 Fifth Avenue,
c.	1333 Main Street,
d.	The Oliver and
e.	278 Court Street,

each of which is secured by more than one property type, as shown in the applicable Source Document(s), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “Mixed Use” for the “Property Type” characteristic and “MU” for the “Property Type Code” characteristic.

Exhibit 2 to Attachment A Page 13 of 28

Notes: (continued)

4.	For the purpose of comparing the indicated characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the applicable Source Document(s) listed for each characteristic and the corresponding information relating to such characteristic that is contained in the EDGAR ABS XML Technical Specification Document.

5.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Net Rentable Square Feet Number” and “Net Rentable Square Feet Securitization Number” characteristics only for any mortgaged property on the Combined Data File with the “Unit of Measure” characteristic as “Square Feet.” For any mortgaged property on the Combined Data File that does not have the “Unit of Measure” characteristic as “Square Feet,” the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Net Rentable Square Feet Number” and “Net Rentable Square Feet Securitization Number” characteristics.

The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Units Beds Rooms Number” and “Units Beds Rooms Securitization Number” characteristics only for any mortgaged property on the Combined Data File that does not have the “Unit of Measure” characteristic as “Square Feet.” For any mortgaged property on the Combined Data File with the “Unit of Measure” characteristic as “Square Feet,” the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Units Beds Rooms Number” and “Units Beds Rooms Securitization Number” characteristics.

6.	For each mortgaged property on the Combined Data File with the “Single Tenant” characteristic as “Yes” (except for any mortgaged property described in the succeeding paragraph(s) of this Note), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the Cut-off Date of the related Mortgage Loan for the “Occupancy Date” characteristic.

For the Underlying Properties identified on the Combined Data File as “Moffett Towers Building A” and “Moffett Towers Building B,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “01/01/21” for the “Occupancy Date” characteristic.

For the Underlying Properties securing the Mortgage Loan identified on the Combined Data File as “PCI Pharma Portfolio,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “06/01/20” for the “Occupancy Date” characteristic.

For the Underlying Properties securing the Mortgage Loan identified on the Combined Data File as “BX Industrial Portfolio” (the “BX Industrial Portfolio Mortgage Loan”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “3/31/20” for the “Occupancy Date” characteristic.

Exhibit 2 to Attachment A Page 14 of 28

Notes: (continued)

7.	For any mortgaged property on the Combined Data File that does not have “As-Is” for the “Appraised Value Type” characteristic, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the corresponding appraised value, date and capitalization rate associated with such appraised value, as shown in the applicable Source Document(s), for the “Appraised Value ($),” “Appraisal Date” and “Appraised CapRate (%)” characteristics.

For the purpose of comparing the “Appraised Value ($)” characteristic for the Underlying Properties identified on the Combined Data File as “Production Distribution Center 1” and ” Production Distribution Center 1B,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to allocate the “Market Value As-Is” valuation, as shown in the applicable Source Document(s), on a pro-rata basis using the related “Units,” as shown on the Combined Data File, for each such Underlying Property.

8.	For the purpose of comparing the “Phase II Performed” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use:
a.	“No” if the “Phase II Recommended” characteristic on the Combined Data File is “No,”
b.	“No” if the “Phase II Recommended” characteristic on the Combined Data File is “Yes” and there is not a phase II environmental report Source Document in the related loan file and
c.	“Yes” if the “Phase II Recommended” characteristic on the Combined Data File is “Yes” and there is a phase II environmental report Source Document in the related loan file.

9.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the:
a.	Seismic Date,
b.	Seismic Zone and
c.	PML %

characteristics only for mortgaged properties (if any) that contained a seismic report Source Document in the related loan file.

10.	For the purpose of comparing the “In Flood Zone” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the applicable flood zone, as shown in the applicable Source Document(s), only for those mortgaged properties (if any) which are located in flood zones with at least a 1% annual chance of flooding, as shown in the applicable Source Document(s). If the applicable Source Document(s) indicate the mortgaged property is located in a flood zone with less than a 1% annual chance of flooding, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “No” for the “In Flood Zone” characteristic.

Exhibit 2 to Attachment A Page 15 of 28

Notes: (continued)

11.	For the purpose of comparing the “Earthquake Insurance” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “Yes” only if the “PML %” characteristic on the Combined Data File is greater than or equal to 20% and the certificate of property insurance or insurance review Source Document indicates that earthquake insurance is in place. If the “PML %” characteristic on the Combined Data File is less than 20% or is “<blank>,” the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “No” for the “Earthquake Insurance” characteristic, even if the certificate of property insurance or insurance review Source Document indicates that earthquake insurance is in place.

12.	For the purpose of comparing the “Environmental Insurance” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “Yes” only if there is a certificate of environmental insurance Source Document in the related loan file which indicates that environmental insurance is in place.

13.	For the purpose of comparing the “Major Tenant Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to consider the tenant that pays the higher monthly rent as the larger tenant for tenants with the same square footage, as shown in the applicable Source Document(s).

For the purpose of comparing the “Major Tenant Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations, to use the lease expiration date associated with the space which has the largest square footage, as shown in the applicable Source Document(s).

14.	For the purpose of comparing the indicated characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the last day of the applicable month if the applicable Source Document(s) only showed the month and year of expiration.

15.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of +/- $3 or less.

16.	For the purpose of comparing the indicated characteristics for any mortgaged property on the Combined Data File with the “Property Type” characteristic as “Hotel” (each, a “Hotel Property”) and “JPMCB” listed as the first Mortgage Loan Seller in the “Seller” characteristic, we were instructed by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, to increase the “total expenses” and to decrease the applicable “NOI” that are shown in the underwriter’s summary report Source Document by the “FF&E reserve” amount that is shown in the underwriter’s summary report Source Document.

17.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the indicated characteristics only for the fifteen largest Mortgage Loans on the Combined Data File (based on the “Current Balance ($)” (as defined herein) of each Mortgage Loan).

Exhibit 2 to Attachment A Page 16 of 28

Notes: (continued)

18.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Hotel Operating Information” characteristics only for any Hotel Property. For any mortgaged property on the Combined Data File that is not a Hotel Property, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Hotel Operating Information” characteristics.

19.	For the purpose of comparing the indicated characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:
a.	Use the monthly amounts, as shown in the applicable Source Document(s), if the related upfront reserve amounts, as shown in the applicable Source Document(s), were less than any related reserve cap amounts, as shown in the applicable Source Document(s), and
b.	Use “Springing” if the related upfront reserve amounts, as shown in the applicable Source Document(s), were equal to or greater than any related reserve cap amounts, as shown in the applicable Source Document(s).

Additionally, for any of the indicated characteristics with the value on the Combined Data File as “Springing,” we performed no procedures to determine if any balance in the related reserve account as of the Cut-off Date is equal to or greater than any related reserve cap amounts, as shown in the applicable Source Document(s).

20.	For the purpose of comparing the indicated characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the reserve cap amounts that are shown in the applicable Source Document(s) regardless of whether there are any stipulations that have suspended or may potentially suspend the related reserve cap.

21.	For the purpose of comparing the indicated characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use either “Cash” or “LOC” (based on the information described in the applicable Source Document(s)) if there is a related upfront reserve in place and to use “<blank>” if there is no related upfront reserve in place.

Exhibit 2 to Attachment A Page 17 of 28

Notes: (continued)

22.	The applicable Mortgage Loan Seller(s), on behalf of the Depositor, indicated that any Mortgage Loan included in Table A2 (each, a “Pari Passu Mortgage Loan”) is comprised of one or more portions of a mortgage whole loan (each, a “Whole Loan”) which also has one or more pari passu portions that will not be assets of the Issuing Entity (each, a “Companion Loan”). Additionally, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, indicated that with respect to any Pari Passu Mortgage Loan that contains “Subordinate Debt,” “B-Note,” “C-Note” or “D-Note” in the “Additional Debt Type(s)” characteristic on the Combined Data File (each, a “Pari Passu Mortgage Loan with Subordinate Secured Debt”), the related Whole Loan also has one or more subordinate secured notes that will not be assets of the Issuing Entity (each a “Subordinate Companion Loan”).

With respect to the BX Industrial Portfolio Mortgage Loan, which is a Pari Passu Mortgage Loan with Subordinate Secured Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, indicated that the related Whole Loan has fixed and floating rate components, and is comprised of the BX Industrial Portfolio Mortgage Loan, which is a fixed rate component of the related Whole Loan and an asset of the Issuing Entity, and certain:

a.	Fixed rate Companion Loan(s) (the “BX Industrial Senior Fixed Rate Components”),
b.	Floating rate Companion Loan(s) (the “BX Industrial Senior Floating Rate Components”),
c.	Fixed rate Subordinate Companion Loan(s) (the “BX Industrial Subordinate Fixed Rate Components”) and
d.	Floating rate Subordinate Companion Loan(s) (“BX Industrial Subordinate Floating Rate Components”)

that will not be assets of the Issuing Entity.

For each Whole Loan listed in Table A2, the applicable Source Document(s) or other schedule provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor (each, a “Client Provided Schedule,” together with the Source Documents, the “Data Sources”), listed in the “Data Source(s)” column of Table A2 indicates that the Whole Loan was split into multiple components which are pari passu with each other, and also, with respect to any Pari Passu Mortgage Loan with Subordinate Secured Debt, one or more components that are subordinate in right of payment to the related Mortgage Loan and Companion Loan(s).

Exhibit 2 to Attachment A Page 18 of 28

Notes: (continued)

22. (continued)

Table A2:
Whole Loan	Mortgage Loan, Companion Loan(s) and Subordinate Companion Loan(s)	Original Component Balances	Data Source(s)

530 Broadway	Mortgage Loan Companion Loan(s)	$80,000,000 $130,000,000	Loan Modification Agreement

12555 & 12655 Jefferson	Mortgage Loan Companion Loan(s)	$57,000,000 $54,000,000	Client Provided Schedule

1633 Broadway	Mortgage Loan Companion Loan(s) Subordinate Companion Loan(s)	$57,500,000 $943,500,000 $249,000,000	Client Provided Schedule

675 Creekside Way	Mortgage Loan Companion Loan(s)	$43,400,000 $40,000,000	Loan Modification Agreement

Hampton Roads Office Portfolio	Mortgage Loan Companion Loan(s)	$43,000,000 $90,000,000	Client Provided Schedule

711 Fifth Avenue	Mortgage Loan Companion Loan(s)	$40,000,000 $505,000,000	Client Provided Schedule

BX Industrial Portfolio	Mortgage Loan Companion Loan(s) Subordinate Companion Loan(s)	$37,400,000 $343,282,660 $268,744,955	Loan Agreement and Replacement Promissory Notes

Chase Center Tower I	Mortgage Loan Companion Loan(s) Subordinate Companion Loan(s)	$36,427,500 $109,282,500 $178,090,000	Loan Modification Agreement

Chase Center Tower II	Mortgage Loan Companion Loan(s) Subordinate Companion Loan(s)	$31,072,500 $93,217,500 $151,910,000	Loan Modification Agreement

Los Angeles Leased Fee Portfolio	Mortgage Loan Companion Loan(s)	$24,000,000 $61,000,000	Client Provided Schedule

City National Plaza	Mortgage Loan Companion Loan(s)	$20,000,000 $530,000,000	Client Provided Schedule

Moffett Towers Buildings A, B & C	Mortgage Loan Companion Loan(s) Subordinate Companion Loan(s)	$20,000,000 $423,000,000 $327,000,000	Client Provided Schedule

PCI Pharma Portfolio	Mortgage Loan Companion Loan(s)	$16,750,000 $91,750,000	Client Provided Schedule

Apollo Education Group HQ Campus	Mortgage Loan Companion Loan(s)	$15,000,000 $76,500,000	Client Provided Schedule

Exhibit 2 to Attachment A Page 19 of 28

Notes: (continued)

22. (continued)

Table A2 (continued):
Whole Loan	Mortgage Loan, Companion Loan(s) and Subordinate Companion Loan(s)	Original Component Balances	Data Source(s)

Belvedere Place	Mortgage Loan Companion Loan(s)	$11,250,000 $32,750,000	Client Provided Schedule

NOV Headquarters	Mortgage Loan Companion Loan(s)	$10,000,000 $29,200,000	Client Provided Schedule

Staples Headquarters	Mortgage Loan Companion Loan(s)	$10,000,000 $80,000,000	Loan Modification Agreement

Midland Atlantic Portfolio	Mortgage Loan Companion Loan(s)	$7,500,000 $37,500,000	Client Provided Schedule

For the avoidance of doubt, all references herein to the Companion Loan(s) do not include any Subordinate Companion Loan(s).

For the purpose of comparing the “Original Balance ($)” characteristic for each Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the information in the “Original Component Balances” column of Table A2 that is associated with the “Mortgage Loan” component(s) of each Whole Loan that is listed in the “Mortgage Loan, Companion Loan(s) and Subordinate Companion Loan(s)” column of Table A2.

For the purpose of comparing the “Total Pari Passu Annual Debt Service” characteristic for any Pari Passu Mortgage Loan with “Interest Only” or “ARD-Interest Only” as the “Amortization Type,” as shown on the Combined Data File, and which also has “Actual/360” for the “Accrual Type,” as shown on the Combined Data File (except for the BX Industrial Portfolio Mortgage Loan, which is described in the succeeding paragraph(s) of this Note), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Total Pari Passu Annual Debt Service” as the product of:

a.	The sum of:
i.	The “Pari Passu Piece – In Trust,” as shown on the Combined Data File, and
ii.	The “Total Non Trust Pari Passu Debt,” as shown on the Combined Data File,
b.	The “Interest Rate %,” as shown on the Combined Data File, and
c.	365/360.

Exhibit 2 to Attachment A Page 20 of 28

Notes: (continued)

22. (continued)

For the purpose of comparing the “Total Pari Passu Annual Debt Service” characteristic for the BX Industrial Portfolio Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Total Pari Passu Annual Debt Service” as the product of:

a.	The sum of:
i.	The “Pari Passu Piece – In Trust,” as shown on the Combined Data File, and
ii.	The “Total Non Trust Pari Passu Debt,” as shown on the Combined Data File,
b.	The weighted average interest rate for the related Mortgage Loan and Companion Loan(s) (using a LIBOR assumption of 0.50000%, which was provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, for the BX Industrial Senior Floating Rate Components), weighted by the principal balances of the Mortgage Loan and Companion Loan(s), as shown on the Client Provided Schedule, and
c.	365/360.

For the purpose of comparing the “Monthly Debt Service ($)” characteristic for any Pari Passu Mortgage Loan with “IO-Balloon” or “ARD-IO-Balloon” as the “Amortization Type,” as shown on the Combined Data File (each, a “Partial I/O Pari Passu Mortgage Loan”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly principal and interest payment following the expiration of the “I/O Period” (as defined herein) for the related Whole Loan that is shown in the applicable Data Source(s) based on the ratio of the “Original Balance ($)” of the Mortgage Loan, as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown in the applicable Data Source(s).

For the purpose of comparing the “Total Pari Passu Annual Debt Service” characteristic for any Partial I/O Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:

a.	Use the pro-rata portion of the monthly principal and interest payment following the expiration of the “I/O Period” for the related Whole Loan that is shown in the applicable Data Source(s) based on the ratio of the “Total Original Balance Pari Passu Debt” (as defined herein), as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown in the applicable Data Source(s), and
b.	Multiply the value described in clause a. above by 12.

Exhibit 2 to Attachment A Page 21 of 28

Notes: (continued)

22. (continued)

For the purpose of comparing the “Monthly Debt Service ($)” characteristic for any Pari Passu Mortgage Loan with “Balloon,” “ARD-Balloon” or “Fully Amortizing” as the “Amortization Type,” as shown on the Combined Data File (each, an “Amortizing Pari Passu Mortgage Loan”) (except for the Mortgage Loan identified on the Final Data File as “Hampton Roads Office Portfolio” (the “Hampton Roads Office Portfolio Mortgage Loan”), which is described in the succeeding paragraph(s) of this Note), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly principal and interest payment for the related Whole Loan that is shown in the applicable Data Source(s) based on the ratio of the “Original Balance ($)” of the Mortgage Loan, as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown in the applicable Data Source(s).

For the purpose of comparing the “Total Pari Passu Annual Debt Service” characteristic for any Amortizing Pari Passu Mortgage Loan (except for the Hampton Roads Office Portfolio Mortgage Loan, which is described in the succeeding paragraph(s) of this Note), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:

a.	Use the pro-rata portion of the monthly principal and interest payment for the related Whole Loan that is shown in the applicable Data Source(s) based on the ratio of the “Total Original Balance Pari Passu Debt,” as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown in the applicable Data Source(s), and
b.	Multiply the value described in clause a. above by 12.

For the purpose of comparing the “Monthly Debt Service ($)” characteristic for the Hampton Roads Office Portfolio Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the average of the first 12 monthly principal and interest payments following the Cut-off Date for the related Whole Loan, as shown on the amortization schedule provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, for the Hampton Roads Office Portfolio Mortgage Loan (the “Hampton Roads Office Portfolio Amortization Schedule”), based on the ratio of the “Original Balance ($)” of the Mortgage Loan, as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown on the Hampton Roads Office Portfolio Amortization Schedule.

For the purpose of comparing the “Total Pari Passu Annual Debt Service” characteristic for the Hampton Roads Office Portfolio Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the sum of the first 12 monthly principal and interest payments following the Cut-off Date for the related Whole Loan, as shown on the Hampton Roads Office Portfolio Amortization Schedule.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Total Pari Passu Annual Debt Service” characteristic.

Exhibit 2 to Attachment A Page 22 of 28

Notes: (continued)

23.	For the purpose of comparing the “Monthly Debt Service ($)” characteristic for any Mortgage Loan with “Interest Only” or “ARD-Interest Only” as the “Amortization Type,” as shown on the Combined Data File (each, an “Interest Only Loan”), and which also has “Actual/360” for the “Accrual Type,” as shown on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Monthly Debt Service ($)” characteristic as 1/12th of the product of:
a.	The “Original Balance ($),” as shown on the Combined Data File,
b.	The “Interest Rate %,” as shown on the Combined Data File, and
c.	365/360.

24.	For the purpose of comparing the “Monthly Debt Service ($)” characteristic for any Mortgage Loan with “IO-Balloon” or “ARD-IO-Balloon” as the “Amortization Type,” as shown on the Combined Data File (each, an “IO-Balloon Loan”) (except for any Partial I/O Pari Passu Mortgage Loan, which are described above), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Monthly Debt Service ($)” following the expiration of the “I/O Period,” as shown in the applicable Source Document(s).

25.	For the purpose of comparing the “First Payment Date” characteristic for any Mortgage Loan on the Combined Data File where the applicable Source Document(s) do not define the first payment date, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to assume that the “First Payment Date” is the “Payment Due Date” related to the first full interest accrual period, as shown in the applicable Source Document(s).

26.	For the purpose of comparing the “Interest Only Indicator” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “true” for any Interest Only Loan or IO-Balloon Loan. For any Mortgage Loan that is not an Interest Only Loan or IO-Balloon Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “false” for the “Interest Only Indicator” characteristic.

27.	For any Mortgage Loan on the Combined Data File with the “ARD Loan” characteristic as “Yes,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the anticipated repayment date, as shown in the applicable Source Document, for the “Maturity Date” characteristic.

Exhibit 2 to Attachment A Page 23 of 28

Notes: (continued)

28.	For the purpose of comparing the “Lockbox Type” and “Cash Management” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the descriptions included in the Draft Preliminary Prospectus.

29.	For the purpose of comparing the indicated characteristics for any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to assume that the entire “Loan” (as described in the applicable Source Document(s)) has been securitized.

For the purpose of comparing the indicated characteristics, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore any prepayment premiums or other conditions related to partial release events or partial prepayments to cure certain trigger periods, as described in the applicable Source Document(s).

For the purpose of comparing the indicated characteristics, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore any adjustments based on business day convention, as stated in the applicable Source Document(s).

For certain Mortgage Loans, the applicable Source Document(s) may contain the following defined terms:

“Prepayment Lockout Expiration Date” shall mean the 24th Payment Date

“Permitted Prepayment Date” shall mean the Business Day after the first (1st) anniversary of the first Payment Date

“Permitted Prepayment Date” shall mean the second (2nd) anniversary of the first Payment Date

“Permitted Prepayment Date” shall mean the Business Day after the second (2nd) anniversary of the first Payment Date

For the purpose of comparing the indicated characteristics for any Mortgage Loan which contains any of the defined terms described above in the applicable Source Document(s), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to assume that the first “Payment Date” is the “Payment Due Date” related to the first full interest accrual period, as shown in the applicable Source Document(s).

For the avoidance of doubt, for the purpose of comparing the indicated characteristics, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore any prepayment provisions (in whole or in part), prepayment premiums and/or freely prepayable amounts related to the floating rate components of the Whole Loan corresponding to the BX Industrial Portfolio Mortgage Loan.

Exhibit 2 to Attachment A Page 24 of 28

Notes: (continued)

30.	For the purpose of comparing the “Lockout End Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Payment Due Date” which occurs during the defeasance period for any Mortgage Loan that allows for defeasance and the day prior to the first “Payment Due Date” which occurs during the yield maintenance period for any Mortgage Loan that can be prepaid with yield maintenance. For any Mortgage Loan that allows for both defeasance and prepayment with yield maintenance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “Lockout End Date” characteristic.

For the purpose of comparing the “AL Prepayment Lock Out End Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Payment Due Date” which occurs during the open period for any Mortgage Loan that allows for defeasance and the day prior to the first “Payment Due Date” which occurs during the yield maintenance period for any Mortgage Loan that can be prepaid with yield maintenance. For any Mortgage Loan that allows for both defeasance and prepayment with yield maintenance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “AL Prepayment Lock Out End Date” characteristic.

For any Mortgage Loan for which there is no lockout period (each, a “Mortgage Loan with No Lockout Period”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Lockout End Date” and “<blank>” for the “AL Prepayment Lock Out End Date” characteristics.

31.	For the purpose of comparing the “Defeasance End Date” characteristic for any Mortgage Loan that allows for defeasance and the “Yield Maint. End Date” and “Prepayment Premiums End Date” characteristics for any Mortgage Loan that can be prepaid with yield maintenance, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Payment Due Date” which occurs during the open period, as shown in the applicable Source Document(s). For any Mortgage Loan that does not allow for defeasance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Defeasance End Date” characteristic. For any Mortgage Loan that cannot be prepaid with yield maintenance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Yield Maint. End Date” and <blank> for the “Prepayment Premiums End Date” characteristics.

Exhibit 2 to Attachment A Page 25 of 28

Notes: (continued)

32.	For the purpose of comparing the “Defeasance Option Start Date” characteristic for any Mortgage Loan that allows for defeasance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the first “Payment Due Date” which occurs during the defeasance period, as shown in the applicable Source Document(s). For any Mortgage Loan that does not allow for defeasance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the “Defeasance Option Start Date” characteristic.

33.	For certain Mortgage Loans, the “Yield Maintenance Premium” definition in the applicable Source Document(s) indicates that for the purpose of calculating the yield maintenance premium amount, it is assumed in this calculation that the outstanding principal balance of the Mortgage Loan is paid on the “Permitted Par Prepayment Date.” For the purpose of comparing the “Yield Maint. Provision” characteristic and for the purpose of any yield maintenance recalculations that we perform for any Mortgage Loan where the “Permitted Par Prepayment Date” does not fall on a “Payment Due Date,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to assume that for the recalculation of the yield maintenance premium amount, the remaining outstanding principal and interest on the Mortgage Loan is paid on the first “Payment Due Date” which occurs after the “Permitted Par Prepayment Date.”

34.	For the purpose of comparing the “Prepayment Premium Indicator” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “true” for any Mortgage Loan with the “Yield Maint. Allowed” characteristic as “Yes,” as shown on the Combined Data File. For any Mortgage Loan on the Combined Data File with the “Yield Maint. Allowed” characteristic as “No,” the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “false” for the “Prepayment Premium Indicator” characteristic.

Exhibit 2 to Attachment A Page 26 of 28

Notes: (continued)

35.	For the purpose of comparing the indicated characteristics for any Mortgage Loan with Additional Debt (as defined herein), either:
a.	The promissory note, loan agreement and/or loan modification agreement Source Documents describe the existence of additional debt or
b.	The applicable Mortgage Loan Seller(s), on behalf of the Depositor, provided us with certain mezzanine or subordinate loan promissory notes, B-notes, C-notes, D-notes, subordinate or mezzanine loan agreements, mezzanine loan modification agreements, intercreditor agreements, co-lender agreements and/or other secondary financing documents, if applicable (collectively, the “Secondary Financing Documents”) that describe the existence of additional debt, or in the case of:
i.	Any Pari Passu Mortgage Loan with Subordinate Secured Debt for which the applicable Mortgage Loan Seller(s), on behalf of the Depositor, provided a Client Provided Schedule (as applicable, as indicated in Table A2 herein), the related Client Provided Schedule and
ii.	The Hampton Roads Office Portfolio Mortgage Loan, the Hampton Roads Office Portfolio Amortization Schedule,

describes the existence of additional debt.

It is possible that other documents not provided to us would indicate additional existing secondary financing. Other than the information indicated in the applicable Data Source(s), Hampton Roads Office Portfolio Amortization Schedule and/or Secondary Financing Documents provided to us by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, we could not determine whether there is other existing secondary financing.

For the purpose of comparing the indicated characteristics for any Pari Passu Mortgage Loan with Subordinate Secured Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to include the Subordinate Companion Loan(s) as “additional debt.”

Exhibit 2 to Attachment A Page 27 of 28

Notes: (continued)

35. (continued)

For any Mortgage Loan which does not have additional debt (based on the procedures described in this Note), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use:

a.	“No” for the “Addit Debt Exist (Y/N)” characteristic,
b.	“NAP” for the “Total Additional Debt (if any)” characteristic,
c.	“NAP” for the “Additional Debt Type(s)” characteristic,
d.	“NAP” for the “Additional Debt Interest Rate” characteristic and
e.	“NAP” for the “Additional Debt Annual Debt Service” characteristic.

For the purpose of comparing the “Additional Debt Interest Rate” characteristic for any Mortgage Loan with Additional Debt with more than one mezzanine loan and/or Subordinate Companion Loan (except for the BX Industrial Portfolio Mortgage Loan, which is described in the succeeding paragraph(s) of this Note), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the weighted average of the interest rates for the related mezzanine loan(s) and/or Subordinate Companion Loan(s), weighted by the original principal balances of the related mezzanine loan(s) and/or Subordinate Companion Loan(s), as shown in the applicable Data Source(s) and/or Secondary Financing Documents.

For the purpose of comparing the “Additional Debt Interest Rate” characteristic for the BX Industrial Portfolio Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the weighted average of:

a.	The interest rate related to the BX Industrial Subordinate Fixed Rate Components, as shown in the applicable Data Source(s) and
b.	The interest rate related to the BX Industrial Subordinate Floating Rate Components, calculated using the margin, as shown in the applicable Data Source(s), and a LIBOR assumption of 0.50000%, which was provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, weighted by the original principal balances of the BX Industrial Subordinate Fixed Rate Components and BX Industrial Subordinate Floating Rate Components, as applicable.

Exhibit 2 to Attachment A Page 28 of 28

Notes: (continued)

36.	For any Mortgage Loan with Additional Debt (except for the Hampton Roads Office Portfolio Mortgage Loan, which is described in the succeeding paragraph(s) of this Note), the applicable Data Source(s) and/or Secondary Financing Documents indicate that the “additional debt” associated with each Mortgage Loan with Additional Debt is interest-only for its entire term and accrues interest on an actual/360 basis. For the purpose of comparing the “Additional Debt Annual Debt Service” characteristic for any Mortgage Loan with Additional Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Additional Debt Annual Debt Service” as the product of:
a.	The “Total Additional Debt (if any),” as shown on the Combined Data File,
b.	The “Additional Debt Interest Rate,” as shown on the Combined Data File, and
c.	365/360.

For the purpose of comparing the “Additional Debt Annual Debt Service” characteristic for the Hampton Roads Office Portfolio Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the sum of the first 12 monthly principal and interest payments following the Cut-off Date for the corresponding mezzanine loan (the “Hampton Roads Office Portfolio Mezzanine Loan”), as shown on the Hampton Roads Office Portfolio Amortization Schedule.

37.	For the purpose of comparing the “Year Built” characteristic for the Underlying Properties securing the Mortgage Loan identified on the Combined Data File as “Los Angeles Leased Fee Portfolio” (the “Los Angeles Leased Fee Portfolio Mortgage Loan”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to show “N/A” for the “Year Built” characteristic.

For the purpose of comparing the “Occupancy Date” characteristic for the Underlying Properties securing the Los Angeles Leased Fee Portfolio Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the Cut-off Date of the Los Angeles Leased Fee Portfolio Mortgage Loan.

38.	For the purpose of comparing the indicated characteristics for the Underlying Properties securing the BX Industrial Portfolio Mortgage Loan with the “Property Subtype” characteristic as “Leased Fee,” as shown on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP.”

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Mortgage Loan Sellers, on behalf of the Depositor, that are described in the Notes above.

Exhibit 3 to Attachment A Page 1 of 3

Provided Characteristics

Characteristic

Sequence #
Loan / Prop.
Property Name

Number of Properties
Seller

Originator
Loan #

Appraised Value Type

CTL (Y/N)

Pari Passu (Y/N)

Pari Passu Note Control (Y/N)

Pari Passu Piece – In Trust

Total Non Trust Pari Passu Debt

Subservicer In Place (Y/N)
Subservicer Name

Master Servicing Fee Rate
Primary Servicing Fee Rate
Subservicer Fee

Trustee & Paying Agent Fee
Operating Advisor Fee

ARR Fee

CREFC Fee

Cash/Pmt Collection Function
Loan Purpose

Asset Type Number
Group ID

Reporting Period Beginning Date
Reporting Period End Date
Underwriting Indicator

Balloon Indicator

Negative Amortization Indicator
Modified Indicator

Arm Index Code

First Rate Adjustment Date
First Payment Adjustment Date
ARM Margin Number

Lifetime Rate Cap Percentage
Lifetime Rate Floor Percentage

Periodic Rate Increase Limit Percentage
Periodic Rate Decrease Limit Percentage
Periodic Payment Adjustment Maximum Amount
Periodic Payment Adjustment Maximum Percent
Rate Reset Frequency Code

Exhibit 3 to Attachment A Page 2 of 3

Characteristic

Payment Reset Frequency Code

Index Lookback Days Number

Maximum Negative Amortization Allowed Percentage
Maximum Negative Amortization Allowed Amount
Negative Amortization Deferred Interest Cap Amount
Deferred Interest Cumulative Amount

Deferred Interest Collected Amount
Most Recent Valuation Amount
Most Recent Valuation Date

Most Recent Valuation Source Code
Property Status Code

Defeased Status Code

Net Operating Income Net Cash Flow Securitization Code
Net Operating Income Net Cash Flow Code

Most Recent Debt Service Amount

Most Recent Debt Service Coverage Net Operating Income Percentage
Most Recent Debt Service Coverage Net Cash Flow Percentage

Debt Service Coverage Securitization Code
Most Recent Debt Service Coverage Code
Asset Added Indicator

Report Period Modification Indicator
Other Interest Adjustment Amount
Unscheduled Principal Collected Amount
Other Principal Adjustment Amount
Report Period End Actual Balance Amount
Servicing Advance Method Code

Non Recoverability Indicator

Total Principal Interest Advanced Outstanding Amount
Total Taxes Insurance Advances Outstanding Amount
Other Expenses Advanced Outstanding Amount
Payment Status Loan Code

Arm Index Rate Percentage
Next Interest Rate Percentage

Next Interest Rate Change Adjustment Date
Next Payment Adjustment Date

Primary Servicer Name

Most Recent Special Servicer Transfer Date
Most Recent Master Servicer Return Date
Asset Subject Demand Indicator

Asset Subject Demand Status Code
Repurchase Amount

Demand Resolution Date

Exhibit 3 to Attachment A Page 3 of 3

Characteristic

Repurchaser Name

Repurchase Replacement Reason Code
Realized Loss To Trust Amount
Liquidation Prepayment Code
Liquidation Prepayment Date

Prepayment Premium Yield Maintenance Received Amount
Workout Strategy Code

Last Modification Date
Modification Code

Post Modification Interest Percentage
Post Modification Payment Amount
Post Modification Maturity Date

Post Modification Amortization Period Amount
AL_Largest Tenant

AL_Second Largest Tenant
AL_Third Largest Tenant

Lease Expiration Largest Tenant Date

Lease Expiration Second Largest Tenant Date

Lease Expiration Third Largest Tenant Date

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.